COMMON STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
COMMON STOCK OPTIONS AND WARRANTS

NOTE 13 – COMMON STOCK OPTIONS AND WARRANTS

Options

2022

During the first quarter of 2022, the Company’s Board of Directors granted 665,000 new stock options and in the third quarter granted a further 20,000 new stock options both with a strike price of $6.41 per share to 16 key employees. These options were awarded as a one-time award as a retention incentive and have a fair value of $1,596,804 for the January 1, 2022 awards and $33,096 for the July 1, 2022 award and carry a three-year vesting period. The issuance of these options generated stock option compensation expense in the year in the amount of $819,191 and a balance of unamortized stock option compensation expense of $426,004, that is being expensed over the following 2.0 years.

During the second quarter of 2022, three former staff members forfeited 110,000 non-qualified stock options. Additionally, during the third quarter of 2022, two employees forfeited 80,000 non-qualified stock options.

2021

During the first quarter of 2021, the Company’s Board of Directors granted 20,000 new stock options with a strike price of $4.32 per share to its new VP of Product Innovation. These options were awarded as a one-time award as a hiring incentive and have a fair value of $52,758 as of January 4, 2021. The issuance of these options generated stock option compensation expense in that quarter in the amount of $7,685 and a balance of unamortized stock option compensation expense of $45,073, that is being expensed over the following 2.75 years.

During the second quarter of 2021, five former staff members and one contractor exercised 31,710 and forfeited 8,922 non-qualified stock options. These transactions were ultimately consummated in the third quarter. Accordingly, in the third quarter the Company recorded a charge of $63,860 for the remaining unvested option which was offset by a credit of $1,270 for an over accrual recorded in the second quarter related to the forfeited options.

During the third quarter of 2021, the shareholders approved the issuance of up to one million shares or share equivalents in the form of stock options for the purposes of share issuance for compensation to Board Members and grants to certain staff members for recruiting and retention. On July 14, 2021, the Company filed an S-8 registration statement in concert with the 2021 Equity Incentive Plan which was deemed effective on August 5, 2021. The plan covers a period of ten years.

Schedule of options activity
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
Outstanding at December 31, 2020	451,898	$5.06	4.2	—
Granted	20,000	$4.32	4.0	—
Forfeited	(40,632)	$14.00	—	—
Outstanding at December 31, 2021	431,266	$4.98	3.4	$197,506
Exercisable at December 31, 2021	312,310	$5.25	3.4	—

Outstanding at December 31, 2021	431,266	$4.98	3.4	$197,506
Granted	685,000	$6.41	4.0	—
Exercised/Forfeited	(190,000)	$6.41	—	—
Outstanding at December 31, 2022	926,266	$5.74	3.3	$0
Exercisable at December 31, 2022	404,599	$5.02	3.3	—

The fair value of the incentive stock option grants for the years ended December 31, 2022 and 2021 were estimated using the following weighted- average assumptions:

Schedule of fair value assumptions
	For the Years Ended December 31,
	2022	2021
Risk free interest rate	0.97 – 3.15%	0.18%
Expected term in years	3.25 - 3.50	3.50
Dividend yield	—	—
Volatility of common stock	72-80%	91.6%

Warrants

2022

During the fourth quarter of 2022, warrants held by 63 holders representing 1,228,875 shares expired. All of the expired warrants can no longer be exercised.

2021

During the second quarter of 2021, warrants representing 205,574 shares were exercised by seven holders. All the exercises were cashless exercises with exercise prices of $7.70 and stock prices ranging from $9.25 to $11.14 resulting in a total of 50,588 common shares. No new warrants were issued during the third and fourth quarter of 2021.

Schedule of warrants outstanding
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (Years)	Value
Outstanding at December 31, 2020	1,587,553	$8.62	2.0	—
Warrants expired, forfeited, cancelled or exercised	(232,517)
Warrants issued	21,430	$7.70	1.9	—
Outstanding at December 31, 2021	1,376,466	$8.18	1.9	—
Exercisable at December 31, 2021	1,376,466	$8.18	1.9	—

Outstanding at December 31, 2021	1,376,466	$8.18	1.9	—
Warrants expired, forfeited, cancelled or exercised	(1,228,875)		—
Warrants issued	0	$—	—	—
Outstanding at December 31, 2022	147,591	$8.63	0.8	—
Exercisable at December 31, 2022	147,591	$8.63	0.8	—